TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade Accounts Receivable And Other Receivables
Amount of accounts receivable - third parties	R$ 947,488	R$ 902,679
Receivables from the sales of several other assets and farms	R$ 39,783	R$ 88,098